Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2024 and 2025 (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Customer deposits on NetEase Pay accounts	3,884,420	5,499,283
Marketing expenses and promotion materials	3,161,538	3,108,647
Content cost	1,976,929	2,046,162
Accrued fixed assets related payables	1,012,438	668,144
Accrued revenue sharing	935,818	1,179,619
Professional fees and technical charges	925,419	887,167
Deferred government grants	460,360	468,434
Administrative expenses and other staff related cost	417,286	433,653
Server and bandwidth service fees	192,942	215,936
Accrued freight and warehousing charge	58,936	45,561
Acquisition considerations	13,544	11,751
Customer refund for licensed games	5,524	5,524
Others	1,183,878	1,379,891
	14,229,032	15,949,772